Note 23 Maturity of liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	€ 11,848	€ 10,865	€ 9,951
Not later than one year [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	2,264	1,808	1,227
Later than one year and not later than three years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	732	290	950
Later than three years and not later than five years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	1,836	1,664	1,616
Later than five years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	€ 7,016	€ 7,103	€ 6,158